Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage limit (in Dollars) | $	$ 250,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subject to possible redemption	34,500,000
Shares issued	6,266,667